Assumed Common Stock Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Feb. 13, 2021	Feb. 12, 2021	Feb. 12, 2021	Mar. 31, 2021	Dec. 31, 2020
Class Of Warrant Or Right [Line Items]
Warrants outstanding				8,660,225	18,149,989
Non-cash change in fair value of assumed common stock warrant liabilities				$ 30,800	$ 581,863
Net proceeds from warrant exercises				$ 109,133
Private Placement and Working Capital Warrants Redemption Starting July 30, 2021
Class Of Warrant Or Right [Line Items]
Warrants redemption price per share					$ 0.01
Number of trading days				20 days	20 days
Number of trading days ending on third business day					30 days
Minimum share price required for redemption of warrants					$ 18.00
Warrants redemption price per share				$ 0.01
Number of trading days ending on third business day				30 days
Minimum share price required for redemption of warrants				$ 18.00
Private Placement and Working Capital Warrants
Class Of Warrant Or Right [Line Items]
Warrants sold				6,575,000	6,575,000
Warrants exercise price per share				$ 11.50	$ 11.50
Warrant issued in connection with the closing of business combination				75,000	75,000
Private Placement and Working Capital Warrants Commencing September 28, 2021
Class Of Warrant Or Right [Line Items]
Warrants redemption price per share					$ 0.10
Number of trading days				30 days
Number of days after written notice of redemption				30 days	30 days
Private Placement and Working Capital Warrants Commencing September 28, 2021 | Minimum
Class Of Warrant Or Right [Line Items]
Number of trading days					30 days
Warrants redemption price per share				$ 0.10
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding				2,010,225	11,499,989
Warrants sold				11,499,989
Warrants exercise price per share				$ 11.50	$ 11.50
Public warrants exercisable date	Mar. 05, 2021	Jun. 30, 2021
Warrant exercisable number of shares	1			1
Share price	$ 11.50
Warrants exercised				9,489,764
Net proceeds from warrant exercises				$ 109,100
Public Warrants | Subsequent Event
Class Of Warrant Or Right [Line Items]
Public warrants exercisable date	Mar. 05, 2021		Jun. 30, 2021
Warrant exercisable number of shares	1
Share price	$ 11.50
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants sold				11,499,989	11,499,989
Warrants exercise price per share				$ 11.50	$ 11.50